PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Prepaid rental	$12,957,179	$13,916,820
Prepayments to suppliers (1)	7,042,279	7,954,634
Interest receivable	2,876,719	1,977,686
Loan receivables (2)	10,965,787	-
Staff advances (3)	771,046	1,851,588
Loan to employees(4)	-	1,617,703
Deposit with third parties	845,362	709,653
ADR receivable	207,000	115,000
Study cards receivable	49,766	36,028
Receivable from rendered online advertising services	930,461	1,252,775
VAT refund receivable	268,392	7,612
Others	1,271,420	2,597,908

	$38,185,411	$32,037,407

(1)	Prepayments to suppliers were primarily for advertising fees and server hosting fees.

(2)
Loan receivables were primarily made up of bridge loans to third-parties with maturity terms less than one year. According to the loan agreements, upon maturity, these loans will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion.

(3)	Staff advances were provided to employees primarily for traveling, office expenses and related use which are subsequently expensed as incurred.

(4)
The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.